Employee benefits	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Employee benefits

22. Employee benefits

The Group participates in defined contribution and benefit schemes, the assets of which are held (where funded) in separately administered funds.

For defined contribution schemes the amount charged to the consolidated statements of profit or loss is the total amount of contributions payable in the year.

For defined benefit schemes, the cost of providing benefits under the plans is determined by actuarial valuation separately each year for each plan using the projected unit credit method by independent qualified actuaries as at the year end. Remeasurement gains and losses arising in the year are recognised in full in Consolidated Statement of Comprehensive Income for the year.

Defined contribution schemes

The Group contributed a total of ₹ 909 million, ₹ 872 million and ₹ 603 million ($ 9 million) for the years ended March 31, 2016, 2017 and 2018 respectively, to the following defined contribution plans.

Central provident fund and family pension fund

In accordance with the Indian Provident Fund Act, employees are entitled to receive benefits under the Provident Fund. Both the employee and the employer make monthly contributions to the plan at a predetermined rate (12% for 2018) of an employee’s basic salary. All employees have an option to make additional voluntary contributions. These contributions are made to the fund administered and managed by the Government of India (GOI) or to independently managed and approved funds. The Group has no further obligations under the fund managed by the GOI beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the period they are incurred.. The benefits are paid to employees on their retirement or resignation from the Group.

Superannuation

Superannuation, another pension scheme applicable in India, is applicable only to senior executives. Vedanta Limited and each relevant Indian subsidiary holds a policy with Life Insurance Corporation of India (“LIC”), to which each of these entities contributes a fixed amount relating to superannuation and the pension annuity is met by LIC as required, taking into consideration the contributions made. The Group has no further obligations under the scheme beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the period they are incurred.

Australian pension scheme

The Group also participates in defined contribution superannuation schemes in Australia. The contribution of a proportion of an employee’s salary in a superannuation fund is a legal requirement in Australia. The employer contributes, into the employee’s fund of choice, 9.50% of an employee’s gross remuneration where the employee is covered by an industrial agreement and 12.50% of the basic remuneration for all other employees. All employees have the option to make additional voluntary contributions. The Group has no further obligations under the scheme beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the period they are incurred.

Skorpion Zinc Provident Fund, Namibia

The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60. The Group contribution to the fund is a fixed percentage of 9% per month of pensionable salary, whilst the employee contributes 7% with the option of making additional contributions, over and above the normal contribution, up to a maximum of 12%.

The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.

Black Mountain (Pty) Limited, South Africa Pension and Provident Funds

BMM has two retirement funds, both administered by Alexander Forbes, a registered financial service provider. Both funds form part of the Alexander Forbes umbrella fund and are defined contribution funds. The purpose of the funds is to provide retirement and death benefits to all eligible employees. Both the fund plans are defined contribution schemes for its employees and amount of contribution paid or payable during the year is charged to profit or loss. Group contributes at a fixed percentage of 10.5% for up to supervisor grade and 15% for others.

Lisheen Mine, Ireland Pension Funds

Lisheen participates in a defined contribution pension scheme for all employees. The plan requires Lisheen to contribute 5% of annual basic salary of the employee and the employee is required to also contribute 5% of their annual basic salary. Under the terms of the executive scheme a contribution of 15% each is made by Lisheen and by the individual. Employees may also make additional voluntary contributions subject to certain limits. The Lisheen’s contribution will continue until an employee terminates employment or reaches the retirement age of 65, whichever happens first.

Defined benefit plans

Contribution to provident fund trust (the “trusts”) of Iron ore division, BALCO, HZL, SRL and SMCL

The provident funds of Iron ore division, BALCO, HZL, SRL and SMCL are exempted under section 17 of The Employees Provident Fund and Miscellaneous Provisions Act, 1952. Conditions for grant of exemption stipulates that the employer shall make good deficiency, if any, between the return guaranteed by the statute and actual earning of the Fund. Based on actuarial valuation in accordance with IAS 19 and Guidance note issued by Institute of Actuaries of India for interest rate guarantee of exempted provident fund liability of employees, there is no interest shortfall that is required to be met by Iron ore division, BALCO, HZL, SRL and SMCL as of March 31, 2018 and March 31, 2017. Having regard to the assets of the fund and the return in the investments, the Group does not expect any deficiency in the foreseeable future. The Group contributed a total of ₹ 642 million, ₹ 536 million, ₹ 627 million ($ 10 million) for the years ended March 31, 2016, 2017 and 2018 respectively in relation to the independently managed and approved funds. The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2016 (₹ Million)	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2018 (US dollars in million)
Fair value of plan assets of trusts	11,846	13,336	15,139	233
Present value of defined benefit obligations	(11,628)	(13,110)	(14,691)	226

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

% allocation of Plan assets of the trust

	As at March 31, 2016	As at March 31, 2017	As at March 31, 2018
Assets by category
Government Securities	85.90	77.17	71.10
Debentures/Bonds	13.75	22.59	28.04
Fixed Deposits	0.35	0.24	0.24
Equity	—	—	0.62

Post-Retirement Medical Benefits:

The Group has a scheme of post-retirement medical benefits for employees at BMM and BALCO. Based on an actuarial valuation conducted as at year end, a provision is recognised in full for the benefit obligation. The obligation relating to post-retirement medical benefits as at March 31, 2017 and 2018 was ₹ 613 million and ₹ 675 million ($ 10 million) respectively (balance as at March 31, 2017 includes an amount of post- retirement medical benefit of ₹ 232 million reclassified from defined benefit obligation relating to gratuity plan). The obligation under this plan is unfunded. The Group considers these amounts as not material and accordingly has not provided further disclosures as required by IAS 19 (Revised 2011) “Employee benefits”. The remeasurement loss/ (gain) on post-retirement medical benefits of ₹ (24) million, ₹ 6 million, ₹ (40) million ($ (1) million) for the year ended March 31, 2016, 2017 and 2018 respectively have been recognised in other comprehensive income.

Gratuity plan

In accordance with the Payment of Gratuity Act of 1972, Vedanta Limited and its Indian subsidiaries contribute to a defined benefit plan (the “Gratuity Plan”) covering certain categories of employees. The Gratuity Plan provides a lump sum payment to vested employees at retirement, disability or termination of employment being an amount based on the respective employee’s last drawn salary and the number of years of employment with the Group.

Based on actuarial valuations conducted as at year end, a provision is recognised in full for the benefit obligation over and above the funds held in the Gratuity Plan. For entities where the plan is unfunded, full provision is recognised in the consolidated statements of financial position.

The iron ore division of the Company, HZL and erstwhile Cairn India Limited have constituted a trust recognised by Indian Income Tax Authorities for gratuity to employees, contributions to the trust are funded with Life Insurance Corporation of India (LIC), ICICI Prudential Life Insurance Company Limited and HDFC Standard Life Insurance.

Principal actuarial assumptions

Principal actuarial assumptions used to determine the present value of the defined benefit obligation are as follows:

	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2018
Discount rate	8%	7.7%	7.7%
Expected rate of increase in compensation level of covered employees	5% to 10%	3% to 15%	2% to 15%

In India, the mortality tables used, assume that a person aged 60 at the end of the balance sheet date has a future life expectancy of 19 years.

Assumptions regarding mortality for Indian entities are based on mortality tables of ‘Indian Assured Lives Mortality (2006-2008)’ published by the Institute of Actuaries of India.

Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2016 (₹ Million)	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2018 (US dollars in million)
Fair value of plan assets	2,899	3,215	3,391	52
Present value of defined benefit obligations	(4,517)	(4,495)	(5,464)	(84)

Net liability arising from defined benefit obligation	(1,618)	(1,280)	(2,073)	(32)

Amounts recognised in consolidated statement of profit or loss in respect of defined benefit schemes are as follows:

	Year ended March 31, 2016 (₹Million)	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2018 (US dollars in million)
Current service cost	279	277	331	5
Past service cost	—	—	820	13
Net Interest cost	158	99	98	1

Total charge to consolidated statements of profit or loss	437	376	1,249	19

Amounts recognised in the consolidated statement of comprehensive income in respect of defined benefit scheme are as follows:

	Year ended March 31, 2016 (₹Million)	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2018 (US dollars in million)
Remeasurements of the net defined benefit obligation:-
Actuarial losses arising from changes in demographic assumptions	—	2	—	—
Actuarial (gains) / losses arising from changes in financial assumptions	(28)	(6)	15	0
Actuarial losses/ (gains) arising from experience adjustments	207	50	(58)	(1)
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	(15)	2	12	0

Remeasurement of the net defined benefit liability	164	48	(31)	(1)

The movement of the present value of defined benefit obligation is as follows:

	Year ended March 31, 2016 (₹ in Million)	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2018 (US dollars in million)

At 1 April	(4,987)	(4,517)	(4,495)	(69)
Reclassification to post retirement medical benefits	—	232	—	—
-Current service cost	(279)	(277)	(331)	(5)
-Past service cost	—	—	(820)	(13)
Benefits paid	1,298	451	481	9
Interest cost of scheme liabilities	(370)	(338)	(342)	(5)
Actuarial (losses) arising from changes in demographic assumptions	—	(2)	—	—
Actuarial gains / (losses) arising from changes in financial assumptions	28	6	(15)	(0)
Actuarial (losses)/ gains arising from experience adjustment	(207)	(50)	58	1
At March 31,	(4,517)	(4,495)	(5,464)	(82)

The movement in the fair value of plan assets was as follows:

	Year ended March 31, 2016 (₹ in Million)	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2018 (US dollars in million)
At 1 April	2,824	2,899	3,215	49
Contributions received	677	455	320	5
Benefits paid	(829)	(376)	(376)	(6)
Remeasurement gain / (loss) arising from return on plan assets	15	(2)	(12)	(1)
Interest income	212	239	244	4
At March 31,	2,899	3,215	3,391	51

All the above plan assets of the Group have been invested in the qualified insurance policies.

The actual return on plan assets was ₹ 227 million, ₹ 237 million and ₹ 232 million, ($ 4 million) for the years ended March 31, 2016, March 31, 2017 and March 31, 2018 respectively.

The group expects to contribute ₹ 529 million ($ 8 million) to the funded defined benefit plans in fiscal 2019.

The Weighted average duration of the defined benefit obligation is 12.7 years and 14.6 years as at March 31, 2017 and March 31, 2018 respectively.

Sensitivity analysis

Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2017 (₹ in million)	Year ended March 31, 2018 (₹ in million)	Year ended March 31, 2018 (US dollars in million)
Discount rate

Increase by 0.50%	(155)	(166)	(3)
Decrease by 0.50%	161	170	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	141	151	2
Decrease by 0.50%	(142)	(145)	(2)

The above sensitivity analysis may not be representative of the actual benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

In presenting the above sensitivity analysis, the present value of defined benefit obligation has been calculated using the projected unit credit method at the end of reporting period, which is the same as that applied in calculating the defined obligation liability recognised in the statement of consolidated financial position.

Risk analysis

Group is exposed to a number of risks in the defined benefit plans. Most significant risks pertaining to defined benefits plans and management estimation of the impact of these risks are as follows:

Investment risk

Most of the Indian defined benefit plans are funded with Life Insurance Corporation of India (LIC), ICICI Prudential Life (ICICI) and HDFC Standard Life. Group does not have any liberty to manage the fund provided to LIC, ICICI and HDFC Standard Life.

The present value of the defined benefit plan liability is calculated using a discount rate determined by reference to Government of India bonds for Group’s Indian operations. If the return on plan asset is below this rate, it will create a plan deficit.

Interest risk

A decrease in the interest rate on plan assets will increase the plan liability.

Longevity risk/ Life expectancy

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and at the end of the employment. An increase in the life expectancy of the plan participants will increase the plan liability.

Salary growth risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. An increase in the salary of the plan participants will increase the plan liability.